Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2025 USD ($)	Jul. 01, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jul. 01, 2023 CNY (¥)	Jul. 01, 2022 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Convenience rate	US$1.00=RMB7.1636	US$1.00=RMB7.1636
Inventory obsolescence	¥ 10,407	$ 1,453
Purchase commitment loss	4,007	559
Impairment charge in goodwill			7,389
Carrying value of goodwill (in Dollars)	187,598				$ 26,188
Impairment loss on long-lived assets			2,652
Breakage revenue	91,387		161,467
Contract liabilities						¥ 385,227		¥ 517,213	¥ 384,729
Aggregate amount of transaction price	273,575
Recognized revenue	238,090		385,227		$ 33,236
Advertising and marketing promotion expenses	1,146,771		1,956,352	1,743,473
Employee benefits	40,205		73,812	¥ 124,922
Accruals for estimated underpaid amounts	¥ 22,343		¥ 41,687
Value added tax rate	6.00%				6.00%
Segment Reporting, Expense Information Used by CODM, Description	In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.	In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of segments	2	2
Small Scale VAT Taxpayer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	3.00%				3.00%
General VAT Payer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax rate	13.00%				13.00%
Goodwill [Member]
Summary of Significant Accounting Policies [Line Items]
Carrying value of goodwill (in Dollars) | $